ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) containership	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($)	Dec. 31, 2019 vessel	Dec. 31, 2019 drilling_rig	Dec. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)	Oct. 31, 2015 vessel
Accounting Policies [Abstract]
Number of ultra deepwater drilling units owned | drilling_rig					2
Number of jack-up drilling rigs owned by wholly-owned subsidiaries account for using the equity method | drilling_rig					1
Number of wholly-owned subsidiaries that own drilling rigs | vessel				3
Property, Plant and Equipment [Line Items]
Interest costs capitalized	$ 0	$ 0.0	$ 1,200,000
Number of container vessels contracted to be chartered in | vessel		2		4				2
Number of vessels with finance lease liabilities	7	11		11
Retained earnings		$ 29,511,000				$ 0
Offshore vessels and rigs
Property, Plant and Equipment [Line Items]
Estimated economic useful life (in years)	30 years
Other Capitalized Property Plant and Equipment
Property, Plant and Equipment [Line Items]
Estimated economic useful life (in years)	25 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation, rate	20.00%
Accounting Standards Update 2017-12 [Member]
Property, Plant and Equipment [Line Items]
Retained earnings							$ 32,000